TRADE ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

3— TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:

	2021	2020
Trade accounts receivable	10,992	11,363
Notes receivable	615	667
Less: allowance for doubtful accounts	(742)	(722)
Total	10,864	11,307
Less current portion	(10,864)	(11,307)
Total long-term portion	—	—

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.

Bad debt expenses amount to a net cost of €2 thousand, a net cost of €87 thousand and €84 thousand, respectively for the years ended December 31, 2021, 2020 and 2019.